FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)
FINANCIAL INSTRUMENTS
Assets at beginning of period	Rp 291,011		Rp 279,552
Assets at end of period	287,280	$ 17,226	291,011
Level 3
FINANCIAL INSTRUMENTS
Assets at beginning of period	6,557		5,997
Profit or loss	(104)		575
Other comprehensive income	1		3
Purchase/addition	26		49
Settlement/deduction	(728)		(67)
Assets at end of period	Rp 5,752		Rp 6,557